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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

1.    Name and address of issuer:
          New England Variable Annuity Separate Account
          c/o New England Life Insurance Company
          501 Boylston Street
          Boston, MA  02117
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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X
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3.    Investment Company Act File Number:  811-8828

      Securities Act File Number:  33-85442; 33-64879
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4(a). Last day of fiscal year for which this Form is filed:   December 31, 1997

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4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [_] Check box if this is the last time the issuer will be filing this
      Form.
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5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                  $217,032,193
                                                                    ------------
      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:            $20,311,026
                                                            ----------

      (iii) Aggregate price of securities redeemed
            or repurchased during any prior fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees payable
            to the Commission:                             $      0
                                                            -------------
      (iv)  Total available redemption credits [add
            Items 5(ii) and 5(iii)]:                              - $ 20,311,026
                                                                   -------------
      (v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
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            [subtract Item 5(iv) from Item 5(i)]:                   $196,721,167
                                                                    ------------

      (vi)  Redemption credits available for use in        $(     0     )
                                                            -------------
            future years--if Item 5(i) is less than
            Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

     (vii)  Multiplier for determining registration               x  .000295
                                                                   -------------
            fee (See Instruction C.9):

     (viii) Registration fee due [multiply Item 5(v) by           =  $58,033
                                                                   -------------

            Item 5(vii)] (enter "0" if no fee is due):

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 + $
                                                                    ------------

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8.   Total of the amount of the registration fee due plus any interest
     due [line 5(viii) plus line 7]:                             = $  58,033
                                                                   -------------

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:  March 19, 1998
          Method of Delivery:
                                 Wire Transfer
                               X Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and the capacities and on the dates indicated.

By (Signature and Title)         By:  Marie C. Swift
                                      Counsel and Assistant Secretary
                                      ________________________________________
Date:  March 24, 1998
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